Valuation And Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	$ 2,000,980,000	$ 1,862,059,000
Cumulative Effect, Period of Adoption, Adjustment
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	5,484
Corporate Customer | Cumulative Effect, Period of Adoption, Adjustment
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	14,167
Government Customer | Cumulative Effect, Period of Adoption, Adjustment
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	2,025
Provisions For Losses On Long Term Contracts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	130,711,000	118,672,000	$ 46,778,000
Additions (Charged to Costs and Expenses)	30,608,000	41,359,000	19,842,000
Deductions (Write-Offs and Actual Losses Incurred)	53,038,000	29,320,000	20,396,000
Additions Resulting from Acquisitions	0	0	72,448,000
Balance at End of Period	108,281,000	130,711,000	118,672,000
Deduction from inventories	17,271,000	34,120,000	21,659,000
Other accrued expenses	91,010,000	96,591,000	97,013,000
Provisions For Claims And Potential Contractual Penalties And Others
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	4,786,000	8,541,000	5,406,000
Additions (Charged to Costs and Expenses)	455,000	851,000	801,000
Deductions (Write-Offs and Actual Losses Incurred)	3,008,000	4,606,000	940,000
Additions Resulting from Acquisitions	0	0	3,274,000
Balance at End of Period	2,233,000	4,786,000	8,541,000
Allowance For Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	10,557,000	11,308,000	9,585,000
Additions (Charged to Costs and Expenses)	7,633,000	1,105,000	1,548,000
Deductions (Write-Offs and Actual Losses Incurred)	1,998,000	1,856,000	1,813,000
Additions Resulting from Acquisitions	0	0	1,988,000
Balance at End of Period	16,192,000	10,557,000	11,308,000
Valuation Allowance On Deferred Taxes
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	154,158,000	121,651,000	7,326,000
Additions (Charged to Costs and Expenses)	18,675,000	22,000	1,401,000
Deductions (Write-Offs and Actual Losses Incurred)	0	0	473,000
Additions Resulting from Acquisitions	0	32,485,000	113,397,000
Balance at End of Period	$ 172,833,000	$ 154,158,000	$ 121,651,000